PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2018	2019
Computer equipment and application software	$431	$293
Furniture and vehicles	576	630
Total	1,007	923
Less: Accumulated depreciation	(194)	(267)
Less: Provision for impairment	—	(503)
	$813	$153

Schedule of Provision for impairment

Provision for impairment
Amount
Balance as of December 31, 2018	$—
Addition	(503)
Balance as of December 31, 2019	$(503)